Stock Options (Tables)	3 Months Ended
Mar. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of option activity

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Total Shares

Outstanding at December 31, 2017	-	$-		-
Granted	883,334	1.50	1.99	883,334
Outstanding at March 31, 2018	883,334	-		883,334